Leases (Supplemental Cash Flow Information Related to Leases, Right-of-use Assets Obtained in Exchange for Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating leases	$ 11,332